Segmented information	12 Months Ended
Mar. 30, 2019
Segment Reporting [Abstract]
Segmented information
14.	Segmented information:

The Company has two reportable segments Retail and Other. As of March 30, 2019, Retail operated
26
stores across Canada under the Birks brand,
1
retail location in Calgary under the Brinkhaus brand and
2
retail locations in Vancouver under the Graff and Patek Philippe brands. Other consists primarily of our e-commerce business and wholesale business. The two reportable segments are managed and evaluated separately based on unadjusted gross profit. The accounting policies used for each of the segments are the same as those used for the consolidated financial statements. Inter-segment sales are made at amounts of consideration agreed upon between the two segments and intercompany profit is eliminated if not yet earned on a consolidated basis. The Company does not evaluate the performance of the Company’s assets on a segment basis for internal management reporting and, therefore, such information is not presented.
Certain information relating to the Company’s segments for the years ended March 30, 2019, March 31, 2018, and March 25, 2017, respectively, is set forth below:

	Retail			Other			Total
	2019	2018*	2017*	2019	2018*	2017*	2019	2018*	2017*
	(In thousands)
Sales to external customers	$143,499	$141,607	$149,418	$7,550	$5,001	$3,574	$151,049	$146,608	$152,992
Inter-segment sales	–	–	–	9,912	13,054	15,637	9,912	13,054	15,637
Unadjusted Gross profit	58,936	55,578	61,441	1,119	2,177	1,411	60,055	57,755	62,852
The following sets forth reconciliations of the segments’ gross profits and certain unallocated costs to the Company’s consolidated gross profits for the years ended March 30, 2019, March 31, 2018, and March 25, 2017:

	Fiscal Year Ended
	March 30, 2019	March 31, 2018*	March 25, 2017*
	(In thousands)
Unadjusted gross profit	$60,055	$57,755	$62,852
Inventory provisions	(686)	(1,431)	(416)
Other unallocated costs	(998)	(708)	(1,033)
Adjustment of intercompany profit	206	77	129
Gross profit	$58,577	$55,693	$61,532
(*) Recast (refer to note 1)
Sales by classes of similar products and by channel were as follows:

	Retail			Other			Total
	2019	2018*	2017*	2019	2018*	2017*	2019	2018*	2017*
	(In thousands)
Jewelry and other	$91,493	$98,057	$102,083	$7,550	$5,001	$3,574	$99,043	$103,058	$105,657
Timepieces	52,006	43,550	47,335	-	-	-	52,006	43,550	47,335
	$143,499	$141,607	$149,418	$7,550	$5,001	$3,574	$151,049	$146,608	$152,992

(*) Recast (refer to note 1)